CONSOLIDATED STATEMENTS OF INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues:
Location based services	$ 141,940	$ 127,683	$ 133,692
Wireless communications products	57,634	47,945	48,435
Total revenues	199,574	175,628	182,127
Cost of revenues:
Location based services	48,916	46,823	46,852
Wireless communications products	48,627	38,924	38,142
Total cost of revenues	97,543	85,747	84,994
Gross profit	102,031	89,881	97,133
Research and development expenses	2,895	2,401	2,526
Selling and marketing expenses	10,074	9,303	9,264
General and administrative expenses	40,228	37,801	38,617
Other (income) expenses, net (Note 13)	836	(268)	856
Operating income	47,998	40,644	45,870
Financing income, net (Note 14)	2,056	1,189	1,704
Income before income tax	50,054	41,833	47,574
Income tax expenses (Note 15)	(14,877)	(12,822)	(14,246)
Share in losses of affiliated companies, net (Note 4A)	(449)	(2,439)	(421)
Net income for the year	34,728	26,572	32,907
Less: Net income attributable to non-controlling interest	(2,589)	(1,601)	(2,478)
Net income attributable to the Company	$ 32,139	$ 24,971	$ 30,429
Basic and diluted earnings per share attributable to Company’s stockholders (Note 16)	$ 1.53	$ 1.19	$ 1.45
Basic and diluted weighted average number of shares outstanding	20,968	20,968	20,968